Variable Portfolio – Managed Risk Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Risk Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 52.6%
	Shares	Value ($)
International 16.0%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	979,648	16,565,844
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	1,867,299	22,202,190
Total		38,768,034
U.S. Large Cap 34.5%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	129,309	15,911,419
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	169,453	8,718,365
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	617,989	15,610,412
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	156,872	9,020,146
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	700,179	34,560,829
Total		83,821,171
U.S. Small Cap 2.1%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	68,022	2,583,459
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	58,447	2,582,797
Total		5,166,256
Total Equity Funds (Cost $83,971,207)		127,755,461

Exchange-Traded Equity Funds 2.2%

U.S. Mid Cap 2.2%
iShares Core S&P Mid-Cap ETF	80,500	5,436,165
Total Exchange-Traded Equity Funds (Cost $4,326,523)		5,436,165

Exchange-Traded Fixed Income Funds 6.2%
	Shares	Value ($)
Investment Grade 6.2%
iShares Core U.S. Aggregate Bond ETF	45,500	4,516,785
iShares iBoxx $ Investment Grade Corporate Bond ETF	18,870	2,056,641
Vanguard Intermediate-Term Corporate Bond ETF	35,300	2,921,075
Vanguard Total Bond Market ETF	74,500	5,486,180
Total		14,980,681
Total Exchange-Traded Fixed Income Funds (Cost $14,547,752)		14,980,681

Fixed Income Funds 29.3%

Investment Grade 29.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	3,895,979	33,505,420
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	3,849,155	37,567,746
Total		71,073,166
Total Fixed Income Funds (Cost $76,731,696)		71,073,166

Residential Mortgage-Backed Securities - Agency 5.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2041- 04/13/2056	3.000%	1,046,000	933,933
04/16/2041- 04/13/2056	3.500%	1,795,000	1,660,296
04/16/2041- 04/13/2056	4.000%	2,298,000	2,189,674
04/13/2056	4.500%	2,095,000	2,021,687
04/13/2056	5.000%	1,965,000	1,937,739
04/13/2056	5.500%	2,450,000	2,461,284
04/13/2056	6.000%	2,600,000	2,650,253
Total Residential Mortgage-Backed Securities - Agency (Cost $13,988,334)			13,854,866

Put Option Contracts Purchased 0.8%
Value ($)
(Cost $1,860,973)	1,893,160

Variable Portfolio – Managed Risk Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk Fund, March 31, 2026 (Unaudited)

Money Market Funds 7.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(a),(d)	18,468,346	18,460,959
Total Money Market Funds (Cost $18,459,724)		18,460,959
Total Investments in Securities (Cost: $213,886,209)		253,454,458
Other Assets & Liabilities, Net		(10,795,904)
Net Assets		242,658,554
At March 31, 2026, securities and/or cash totaling $2,845,125 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
247,000 AUD	168,881 USD	Barclays	04/22/2026	—	(1,494)
370,000 CAD	273,093 USD	Barclays	04/22/2026	6,883	—
604,000 CAD	433,527 USD	Barclays	04/22/2026	—	(1,043)
800,000 CHF	1,031,652 USD	Barclays	04/22/2026	28,791	—
8,820,000 NOK	908,248 USD	Barclays	04/22/2026	—	(2,560)
231,238 USD	327,000 AUD	Barclays	04/22/2026	—	(5,681)
1,019,777 USD	761,000 GBP	Barclays	04/22/2026	—	(12,542)
411,074 USD	719,000 NZD	Barclays	04/22/2026	2,387	—
1,755,000 EUR	2,034,019 USD	Citi	04/22/2026	3,443	—
4,575,000 NOK	469,992 USD	Citi	04/22/2026	—	(2,451)
876,995 USD	665,000 GBP	Citi	04/22/2026	3,176	—
178,717 USD	254,000 AUD	Goldman Sachs International	04/22/2026	—	(3,513)
495,000 CAD	362,049 USD	HSBC	04/22/2026	5,903	—
27,750,000 SEK	3,010,741 USD	HSBC	04/22/2026	76,149	—
371,953 USD	3,633,000 NOK	HSBC	04/22/2026	3,213	—
963,000 CAD	705,835 USD	JPMorgan	04/22/2026	12,969	—
592,000 EUR	679,059 USD	JPMorgan	04/22/2026	—	(5,899)
630,728 USD	542,000 EUR	JPMorgan	04/22/2026	—	(3,622)
4,247,811 USD	670,500,000 JPY	JPMorgan	04/22/2026	—	(14,579)
685,555 USD	595,000 EUR	Morgan Stanley	04/22/2026	2,874	—
21,072 USD	3,338,000 JPY	Morgan Stanley	04/22/2026	3	—
2,862,226 USD	27,650,000 NOK	Morgan Stanley	04/22/2026	—	(6,914)
143,095 USD	244,000 NZD	Morgan Stanley	04/22/2026	—	(2,783)
272,076 USD	2,521,000 SEK	Morgan Stanley	04/22/2026	—	(5,477)
265,000 CHF	337,924 USD	UBS	04/22/2026	5,726	—
35,713,000 JPY	225,894 USD	UBS	04/22/2026	419	—
5,315,000 SEK	556,358 USD	UBS	04/22/2026	—	(5,709)
1,029,357 USD	770,000 GBP	UBS	04/22/2026	—	(10,210)
1,140,000 AUD	802,126 USD	Wells Fargo	04/22/2026	15,780	—
216,000 CHF	276,220 USD	Wells Fargo	04/22/2026	5,448	—
501,000 CHF	627,066 USD	Wells Fargo	04/22/2026	—	(976)
464,350 USD	73,972,000 JPY	Wells Fargo	04/22/2026	2,675	—
149,975 USD	255,000 NZD	Wells Fargo	04/22/2026	—	(3,337)
624,371 USD	5,834,000 SEK	Wells Fargo	04/22/2026	—	(7,420)
Total				175,839	(96,210)

Variable Portfolio – Managed Risk Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk Fund, March 31, 2026 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	5	04/2026	EUR	391,250	—	(7,658)
S&P 500 Index E-mini	38	06/2026	USD	12,484,425	178,831	—
S&P/TSX 60 Index	5	06/2026	CAD	1,907,800	11,188	—
U.S. Long Bond	1	06/2026	USD	113,875	1,217	—
U.S. Long Bond	5	06/2026	USD	569,375	—	(10,974)
U.S. Treasury 2-Year Note	6	06/2026	USD	1,244,672	—	(5,590)
U.S. Treasury 5-Year Note	15	06/2026	USD	1,622,695	—	(12,792)
U.S. Treasury Ultra Bond	5	06/2026	USD	582,813	—	(10,117)
Total					191,236	(47,131)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(41)	06/2026	EUR	(2,252,950)	97,896	—
Euro STOXX 50 Index	(6)	06/2026	EUR	(329,700)	—	(1,550)
FTSE/MIB Index	(2)	06/2026	EUR	(435,760)	2,541	—
NASDAQ 100 Index E-mini	(1)	06/2026	USD	(478,300)	13,853	—
OMXS30 Index	(1)	04/2026	SEK	(292,000)	925	—
OMXS30 Index	(3)	04/2026	SEK	(876,000)	—	(759)
Russell 2000 Index E-mini	(10)	06/2026	USD	(1,256,100)	—	(4,889)
S&P 500 Index E-mini	(10)	06/2026	USD	(3,285,375)	—	(41,057)
S&P Mid 400 Index E-mini	(1)	06/2026	USD	(339,650)	148	—
S&P Mid 400 Index E-mini	(2)	06/2026	USD	(679,300)	—	(13,159)
TOPIX Index	(1)	06/2026	JPY	(35,040,000)	214	—
U.S. Treasury 10-Year Note	(17)	06/2026	USD	(1,887,797)	32,611	—
Total					148,188	(61,414)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	1,305,704	2	6,650.00	06/18/2026	54,407	55,470
S&P 500 Index	Morgan Stanley	USD	652,852	1	6,420.00	06/18/2026	26,603	19,580
S&P 500 Index	Morgan Stanley	USD	20,238,412	31	5,300.00	12/17/2027	796,650	750,200
S&P 500 Index	Morgan Stanley	USD	13,709,892	21	5,400.00	12/17/2027	536,813	546,630
S&P 500 Index	Morgan Stanley	USD	5,875,668	9	5,600.00	12/17/2027	228,119	269,730
S&P 500 Index	Morgan Stanley	USD	5,875,668	9	5,500.00	12/17/2027	218,381	251,550
Total							1,860,973	1,893,160

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(652,852)	(1)	6,420.00	06/18/2026	(28,996)	(34,570)
S&P 500 Index	Morgan Stanley	USD	(1,305,704)	(2)	6,650.00	06/18/2026	(51,593)	(39,850)
Total							(80,589)	(74,420)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America Investment Grade Index, Series 46	Morgan Stanley	06/20/2031	1.000	Quarterly	0.632	USD	6,000,000	6,437	—	—	6,437	—

Variable Portfolio – Managed Risk Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk Fund, March 31, 2026 (Unaudited)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	19,345,252	11,025,118	(11,907,028)	(2,383)	18,460,959	—	852	165,487	18,468,346
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	16,580,824	194,841	(18,560)	(845,686)	15,911,419	—	14,703	—	129,309
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	34,690,613	171,996	(1,671,208)	314,019	33,505,420	—	(308,541)	—	3,895,979
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	9,329,620	302,428	(2,296)	(911,387)	8,718,365	—	(125)	—	169,453
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	17,469,207	1,091,270	(937,376)	(1,057,257)	16,565,844	—	270,152	1,069,883	979,648
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	16,427,190	225,013	(25,401)	(1,016,390)	15,610,412	—	9,307	—	617,989
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	9,231,522	1,568	(441,977)	229,033	9,020,146	—	29,642	—	156,872
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	37,615,150	949,191	(1,127,195)	130,600	37,567,746	—	(128,783)	—	3,849,155
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	36,123,881	408,640	(11,124)	(1,960,568)	34,560,829	—	4,519	—	700,179
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	23,599,101	587,264	(755,553)	(1,228,622)	22,202,190	—	18,944	557,266	1,867,299
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	2,587,933	27,538	(55,159)	23,147	2,583,459	—	21,696	—	68,022
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	2,596,576	1,619	(77,277)	61,879	2,582,797	—	67,043	—	58,447
Total	225,596,869			(6,263,615)	217,289,586	—	(591)	1,792,636

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2026.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
Variable Portfolio – Managed Risk Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk Fund, March 31, 2026 (Unaudited)
Currency Legend (continued)
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Variable Portfolio – Managed Risk Fund  | 2026

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1QT7043_(05/26)